Shareholders' Equity - Regulatory Capital (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
U.S. Bancorp
Minimum
Common equity tier 1 capital as a percent of risk-weighted assets	0.071
Tier 1 capital as a percent of risk-weighted assets	0.086
Total risk-based capital as a percent of risk-weighted assets	0.106
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.040
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	0.030
Well-Capitalized(b)
Common equity tier 1 capital as a percent of risk-weighted assets
Tier 1 capital as a percent of risk-weighted assets	0.060
Total risk-based capital as a percent of risk-weighted assets	0.100
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)
Capital conservation buffer	0.026	0.031
U.S. Bancorp | Basel III standardized approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 51,665	$ 47,877
Tier 1 capital	58,917	55,129
Total risk-based capital	68,087	64,375
Risk-weighted assets	$ 480,382	$ 450,498
Common equity tier 1 capital as a percent of risk-weighted assets	0.108	0.106
Tier 1 capital as a percent of risk-weighted assets	0.123	0.122
Total risk-based capital as a percent of risk-weighted assets	0.142	0.143
Tier 1 capital as a percent of adjusted quarterly average assets	0.087	0.083
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.071	0.068
U.S. Bank National Association
Minimum
Common equity tier 1 capital as a percent of risk-weighted assets	0.070
Tier 1 capital as a percent of risk-weighted assets	0.085
Total risk-based capital as a percent of risk-weighted assets	0.105
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.040
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	0.030
Well-Capitalized(b)
Common equity tier 1 capital as a percent of risk-weighted assets	0.065
Tier 1 capital as a percent of risk-weighted assets	0.080
Total risk-based capital as a percent of risk-weighted assets	0.100
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.050
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)
Capital conservation buffer	0.025	0.025
U.S. Bank National Association | Basel III standardized approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 61,376	$ 59,866
Tier 1 capital	61,820	60,311
Total risk-based capital	71,277	69,947
Risk-weighted assets	$ 471,419	$ 443,426
Common equity tier 1 capital as a percent of risk-weighted assets	0.130	0.135
Tier 1 capital as a percent of risk-weighted assets	0.131	0.136
Total risk-based capital as a percent of risk-weighted assets	0.151	0.158
Tier 1 capital as a percent of adjusted quarterly average assets	0.094	0.093
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.076	0.076